Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of disaggregated revenue
	March 31,
	2021	2020
Appliance sales	$10,273,393	$7,802,104
Furniture sales	2,327,834	1,281,836
Other sales	1,096,141	593,238
Total	$13,697,368	$9,677,178

	Successor		Predecessor
	Year Ended December 31, 2020	Period from April 6, 2019 through December 31, 2019	Period from January 1, 2019 through April 5, 2019
Appliance sales	$40,113,568	$28,487,053	$9,784,525
Furniture sales	11,800,277	4,405,866	2,456,085
Other sales	3,219,808	1,775,193	706,291
Total	$55,133,653	$34,668,112	$12,946,901

Schedule of property and equipment useful lives
Category	Useful Life (Years)
Machinery and equipment	5
Office equipment	5
Vehicles	5

Category	Useful Life (Years)
Machinery and equipment	5
Office equipment	5
Vehicles	5